UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01735

FPA New Income, Inc. (Exact name of registrant as specified in charter)

11601 Wilshire Blvd., Ste. 1200, Los Angeles, CA 90025
(Address of principal executive offices) (Zip code)

J. Richard Atwood, President
FPA New Income, Inc.
11601 Wilshire Blvd., Ste. 1200,
Los Angeles, CA 90025
(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-473-0225

Date of fiscal year end: 9/30

Date of reporting period: 7/1/21 to 6/30/22

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-01735
Reporting Period: 07/01/2021 - 06/30/2022
FPA New Income, Inc.

============================== FPA New Income Inc ==============================

BOART LONGYEAR GROUP LTD.

Ticker:       BLY            Security ID:  C2001P106
Meeting Date: MAY 25, 2022   Meeting Type: Annual/Special
Record Date:  APR 19, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Rubin McDougal as Director        For       For          Management
2     Elect Jeffrey Olsen as Director         For       For          Management
3     Elect Tye Burt as Director              For       For          Management
4     Elect Conor Tochilin as Director        For       For          Management
5     Elect Lars Engstrom as Director         For       For          Management
6     Elect Paul McDonnell as Director        For       For          Management
7     Elect Thomas Schulz as Director         For       For          Management
8     Elect Bao Truong as Director            For       For          Management
9     Appoint Deloitte Touche Tohmatsu as     For       For          Management
      Auditor and Authorize Board to Fix
      Their Remuneration
10    Approve Issuance of Securities to       None      For          Management
      Non-Executive Directors under
      Non-Executive Director Share Plan
11    Approve Issuance of Deferred Stock      None      For          Management
      Units to Non-Executive Directors under
      Non-Executive Director DSU Plan
12    Approve Boart Longyear Group Ltd.       For       For          Management
      Management Incentive Plan
13    Approve Boart Longyear Group Ltd. Long  For       For          Management
      Term Incentive Plan
14    Approve Issuance of Options and         For       For          Management
      Restricted Stock Units to Jeffrey Olsen
15    Approve Issuance of Performance Stock   For       For          Management
      Units to Jeffrey Olsen

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President

Date:	August 19, 2022